Loans - Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 240	¥ 454
Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	193	412
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	29	28
Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	225	445
Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	4	5
Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	15	9
30-59 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
30-59 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
30-59 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
30-59 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
30-59 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
60-89 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
90 Days or More Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	3	10
90 Days or More Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	3	3
90 Days or More Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
90 Days or More Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	3	3
90 Days or More Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
90 Days or More Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
90 Days or More Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	7
Total Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	3	11
Total Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	3	4
Total Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Total Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	3	4
Total Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Total Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Total Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	7
Current
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	236	443
Current | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	189	408
Current | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	29	28
Current | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	222	441
Current | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Current | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	4	5
Current | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 15	¥ 2